Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable	12 Months Ended
Oct. 31, 2021
Notes to Financial Statements
Allowance for Doubtful Accounts for Trade Accounts Receivable Disclosure [Text Block]
(2)	Allowance for Doubtful Accounts for Trade Accounts Receivable

A summary of changes in the allowance for doubtful accounts for trade accounts receivable for the years ended October 31, 2021, 2020 and 2019 follows:

	Years ended October 31,
	2021	2020	2019
Balance at beginning of year	$524,617	$99,562	$64,242
Bad debt expense	10,750	425,055	60,381
Losses charged to allowance	(473,840)	—	(25,061)
Balance at end of year	$61,527	$524,617	$99,562